CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2017 CNY (¥) ¥ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 CNY (¥) ¥ / shares shares	Sep. 30, 2015 CNY (¥) ¥ / shares shares
Revenues	¥ 0	$ 0	¥ 481	¥ 303
Cost of revenues	0	0	0	0
Gross profit	0	0	481	303
Operating expenses
Selling and marketing	0	0	0	0
General and administrative	(34,906)	(5,259)	(31,786)	(14,108)
Research and development	(38,682)	(5,828)	(41,272)	(46,142)
Other income, net	5,028	758	8,265	9,652
Total operating expenses, net	(68,560)	(10,329)	(64,793)	(50,598)
Loss from continuing operations	(68,560)	(10,329)	(64,312)	(50,295)
Interest expense	(9,006)	(1,357)	(7,607)	(10,567)
Interest income	1,427	215	69	656
Loss before income taxes from continuing operations	(76,139)	(11,471)	(71,850)	(60,206)
Income tax (expense) benefits from continuing operations (note 20)
Current | $		0
Deferred | $		0
Income tax (expenses) benefit from continuing operations	0	0	0	0
Net loss from continuing operations	(76,139)	(11,471)	(71,850)	(60,206)
Discontinued Operations:
Income (loss) from discontinued operations, net of taxes (note 4)	(26,840)	(4,044)	(4,983)	42,392
Loss on disposal of commercial seed business, net of taxes (note 4)	(3,282)	(496)	0	0
Net income (loss) from discontinued operations	(30,122)	(4,540)	(4,983)	42,392
Net loss	(106,261)	(16,011)	(76,833)	(17,814)
Less: Net loss attributable to non-controlling interests	(30,587)	(4,609)	(11,255)	(4,006)
Net loss attributable to Origin Agritech Limited	(75,674)	(11,402)	(65,578)	(13,808)
Other comprehensive loss
Net loss	(106,261)	(16,011)	(76,833)	(17,814)
Foreign currency translation difference	(7,644)	(1,152)	(4,124)	(2,607)
Comprehensive loss	(113,905)	(17,163)	(80,957)	(20,421)
Less: Comprehensive loss attributable to non-controlling interests	(30,587)	(4,609)	(11,255)	(4,006)
Comprehensive loss attributable to Origin Agritech Limited	¥ (83,318)	$ (12,554)	¥ (69,702)	¥ (16,415)
Basic net income (loss) per share (note 21)
Continuing operations | (per share)	¥ (1.92)	$ (0.29)	¥ (2.67)	¥ (2.51)
Discontinued operations | (per share)	(1.32)	(0.20)	(0.20)	1.90
Basic net loss per share attributable to Origin Agritech Limited | (per share)	(3.24)	(0.49)	(2.87)	(0.61)
Diluted net income (loss) per share - diluted (note 21)
Continuing operations | (per share)	(1.92)	(0.29)	(2.67)	(2.51)
Discontinued operations | (per share)	(1.32)	(0.20)	(0.20)	1.90
Diluted net loss per share attributable to Origin Agritech Limited | (per share)	¥ (3.24)	$ (0.49)	¥ (2.87)	¥ (0.61)
Shares used in calculating basic net income (loss) per share (in shares) | shares	23,343,126	23,343,126	22,858,541	22,794,791
Shares used in calculating diluted net income (loss) per share (in shares) | shares	23,343,126	23,343,126	22,858,541	22,794,791